UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22052

Realty Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)

Anthony F. Dudzinski Realty Funds, Inc. 420 Lexington Avenue Suite 2550 New York, NY 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 986-7900

Date of fiscal year end:	July 31, 2008

Date of reporting period:	October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

ADELANTE SHARES RE CLASSICSTM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—99.1%

Diversified REITs—8.0%
Liberty Property Trust	2,564	$96,458
Vornado Realty Trust	930	103,899

Total Diversified REITs		200,357

Industrial REITs—16.9%
AMB Property Corp.	1,711	111,814
DCT Industrial Trust, Inc.	9,314	99,939
First Industrial Realty Trust, Inc.	2,470	100,653
ProLogis	1,526	109,475

Total Industrial REITs		421,881

Office REITs—26.9%
American Financial Realty Trust	12,085	81,453
Boston Properties, Inc.	955	103,465
Duke Realty Corp.	2,973	95,582
HRPT Properties Trust	10,112	94,952
Lexington Realty Trust	4,755	94,101
Mack-Cali Realty Corp.	2,417	95,689
Maguire Properties, Inc.	3,896	106,166

Total Office REITs		671,408

Real Estate Management & Development—8.3%
Brookfield Properties Corp. (Canada)	4,108	102,577
Forest City Enterprises, Inc., Class A	1,830	104,163

Total Real Estate Management & Development		206,740

Retail REITs—30.9%
CBL & Associates Properties, Inc.	2,812	93,105
Developers Diversified Realty Corp.	1,794	90,418
General Growth Properties, Inc.	1,907	103,665
Kimco Realty Corp.	2,166	89,932
Macerich (The) Co.	1,174	100,624
Regency Centers Corp.	1,350	96,498
Simon Property Group, Inc.	992	103,277
Weingarten Realty Investors	2,393	91,556

Total Retail REITs		769,075

Specialized REITs—8.1%
Extra Space Storage, Inc.	6,280	98,722
Public Storage	1,276	103,317

Total Specialized REITs		202,039

Total Investments—99.1% (Cost $2,502,398)(a)		$2,471,500
Other assets less liabilities—0.9%		21,498

Net Assets—100.0%		$2,492,998

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At October 31, 2007, net unrealized depreciation was $30,898 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $50,675 and aggregate gross unrealized depreciation of $81,573.

ADELANTE SHARES RE COMPOSITETM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—99.4%

Diversified REITs—7.1%
Colonial Properties Trust	3,509	$109,937
Liberty Property Trust	3,197	120,271
PS Business Parks, Inc.	2,105	122,722

Total Diversified REITs		352,930

Hotels, Resorts & Cruise Lines—2.3%
Marriott International, Inc., Class A	2,766	113,710

Industrial REITs—10.5%
AMB Property Corp.	2,133	139,392
First Industrial Realty Trust, Inc.	3,079	125,469
First Potomac Realty Trust	5,800	121,220
ProLogis	1,903	136,521

Total Industrial REITs		522,602

Office REITs—15.5%
Boston Properties, Inc.	1,190	128,925
Digital Realty Trust, Inc.	3,273	143,979
Duke Realty Corp.	3,706	119,148
Kilroy Realty Corp.	2,035	132,356
Parkway Properties, Inc.	2,600	111,800
SL Green Realty Corp.	1,138	137,311

Total Office REITs		773,519

Real Estate Management & Development—7.6%
Brookfield Properties Corp. (Canada)	5,122	127,896
Forest City Enterprises, Inc., Class A	2,281	129,835
MI Developments, Inc., Class A (Canada)	3,798	121,802

Total Real Estate Management & Development		379,533

Residential REITs—19.8%
Apartment Investment & Management Co., Class A	2,730	127,573
AvalonBay Communities, Inc.	1,066	130,744
BRE Properties, Inc.	2,231	122,259
Camden Property Trust	1,983	123,640
Equity Lifestyle Properties, Inc.	2,388	119,973
Equity Residential	2,956	123,502
Sun Communities, Inc.	4,200	128,100
UDR, Inc.	5,076	120,504

Total Residential REITs		996,295

Retail REITs—19.4%
Alexander’s, Inc.*	318	127,820
CBL & Associates Properties, Inc.	3,505	116,051
Developers Diversified Realty Corp.	2,237	112,745
Equity One, Inc.	4,427	115,899
General Growth Properties, Inc.	2,376	129,159
Kimco Realty Corp.	2,700	112,104
Macerich (The) Co.	1,462	125,308
Simon Property Group, Inc.	1,236	128,680

Total Retail REITs		967,766

Specialized REITs—17.2%
Ashford Hospitality Trust	12,134	119,399
FelCor Lodging Trust, Inc.	5,869	122,897
Healthcare Realty Trust, Inc.	4,575	120,963
Hospitality Properties Trust	3,019	119,552
Host Hotels & Resorts, Inc.	5,534	122,633
Public Storage	1,590	128,742
Ventas, Inc.	2,950	126,526

Total Specialized REITs		860,712

Total Investments—99.4% (Cost $4,996,048)(a)		$4,967,067
Other assets less liabilities—0.6%		28,880

Net Assets—100.0%		$4,995,947

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At October 31, 2007, net unrealized depreciation was $28,981 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $100,558 and aggregate gross unrealized depreciation of $129,539.

ADELANTE SHARES RE GROWTHTM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—99.3%

Diversified REITs—15.4%
PS Business Parks, Inc.	3,370	$196,471
Vornado Realty Trust	1,854	207,129
Washington Real Estate Investment Trust	5,900	207,798
Winthrop Realty Trust	29,537	161,272

Total Diversified REITs		772,670

Industrial REITs—4.3%
ProLogis	3,043	218,305

Office REITS—16.3%
BioMed Realty Trust, Inc.	7,974	190,499
Boston Properties, Inc.	1,904	206,279
Corporate Office Properties Trust	4,705	194,458
Digital Realty Trust, Inc.	5,238	230,419

Total Office REITs		821,655

Real Estate Management & Development—4.1%
Brookfield Properties Corp. (Canada)	8,193	204,579

Residential REITs—12.0%
Apartment Investment & Management Co., Class A	4,367	204,070
AvalonBay Communities, Inc.	1,704	208,996
GMH Communities Trust	25,596	188,898

Total Residential REITs		601,964

Retail REITs—15.4%
Developers Diversified Realty Corp.	3,578	180,331
Kimco Realty Corp.	4,318	179,283
Taubman Centers, Inc.	3,622	213,227
Urstadt Biddle Properties, Class A	12,327	204,875

Total Retail REITs		777,716

Specialized REITs—31.8%
Ashford Hospitality Trust	19,411	191,004
FelCor Lodging Trust, Inc.	9,387	196,564
HCP, Inc.	6,080	206,963
Hersha Hospitality Trust	19,204	207,595
Host Hotels & Resorts, Inc.	8,853	196,182
Medical Properties Trust, Inc.	14,445	189,663
Strategic Hotels & Resorts, Inc.	9,528	208,093
Ventas, Inc.	4,720	202,441

Total Specialized REITs		1,598,505

Total Investments—99.3% (Cost $4,960,169)(a)		$4,995,394
Other assets less liabilities—0.7%		33,633

Net Assets—100.0%		$5,029,027

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At October 31, 2007, net unrealized appreciation was $35,225 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $143,415 and aggregate gross unrealized depreciation of $108,190.

ADELANTE SHARES RE KINGSTM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—99.3%

Diversified REITs—7.8%
PS Business Parks, Inc.	3,363	$196,063
Vornado Realty Trust	1,851	206,794

Total Diversified REITs		402,857

Industrial REITS—4.2%
ProLogis	3,037	217,874

Office REITs—24.9%
Alexandria Real Estate Equities, Inc.	2,063	212,778
Boston Properties, Inc.	1,899	205,738
Corporate Office Properties Trust	4,695	194,044
Digital Realty Trust, Inc.	5,228	229,980
Douglas Emmett, Inc.	8,197	215,663
SL Green Realty Corp.	1,817	219,239

Total Office REITs		1,277,442

Real Estate Management & Development —4.0%
Brookfield Properties Corp. (Canada)	8,177	204,180

Residential REITs—3.7%
Equity Lifestyle Properties, Inc.	3,812	191,515

Retail REITs—31.0%
Alexander’s, Inc.*	509	204,593
CBL & Associates Properties, Inc.	5,597	185,317
General Growth Properties, Inc.	3,794	206,242
Kimco Realty Corp.	4,311	178,993
Regency Centers Corp.	2,688	192,138
Simon Property Group, Inc.	1,975	205,617
Tanger Factory Outlet Centers, Inc.	4,908	206,725
Taubman Centers, Inc.	3,616	212,873

Total Retail REITs		1,592,498

Specialized REITs—23.7%
DiamondRock Hospitality Co.	11,093	212,541
FelCor Lodging Trust, Inc.	9,369	196,187
Host Hotels & Resorts, Inc.	8,836	195,806
Public Storage	2,540	205,664
Sunstone Hotel Investors, Inc.	7,426	206,517
Ventas, Inc.	4,711	202,055

Total Specialized REITs		1,218,770

Total Investments—99.3% (Cost $4,967,958)(a)		$5,105,136
Other assets less liabilities—0.7%		35,198

Net Assets—100.0%		$5,140,334

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At October 31, 2007, net unrealized appreciation was $137,178 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $191,768 and aggregate gross unrealized depreciation of $54,590.

ADELANTE SHARES RE SHELTERTM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—98.9%

Diversified REITs—3.5%
Colonial Properties Trust	2,825	$88,507

Hotels, Resorts & Cruise Lines—7.4%
Marriott International, Inc., Class A	2,226	91,511
Starwood Hotels & Resorts Worldwide, Inc.	1,691	96,150

Total Hotels, Resorts & Cruise Lines		187,661

Real Estate Management & Development —4.2%
Forest City Enterprises, Inc., Class A	1,836	104,505

Residential REITs—51.9%
American Campus Communities, Inc.	3,600	102,384
Apartment Investment & Management Co., Class A	2,196	102,619
AvalonBay Communities, Inc.	857	105,111
BRE Properties, Inc.	1,796	98,421
Camden Property Trust	1,596	99,511
Equity Lifestyle Properties, Inc.	1,920	96,461
Equity Residential	2,379	99,395
Essex Property Trust, Inc.	856	105,656
Home Properties, Inc.	1,895	97,441
Mid-America Apartment Communities, Inc.	1,930	100,360
Post Properties, Inc.	2,500	102,500
Sun Communities, Inc.	3,338	101,809
UDR, Inc.	4,084	96,954

Total Residential REITs		1,308,622

Specialized REITs—31.9%
Ashford Hospitality Trust	9,764	96,078
DiamondRock Hospitality Co.	5,500	105,380
FelCor Lodging Trust, Inc.	4,722	98,879
Hospitality Properties Trust	2,428	96,149
Host Hotels & Resorts, Inc.	4,453	98,678
LaSalle Hotel Properties	2,400	99,168
Strategic Hotels & Resorts, Inc.	4,792	104,657
Sunstone Hotel Investors, Inc.	3,742	104,065

Total Specialized REITs		803,054

Total Investments—98.9% (Cost $2,498,754)(a)		$2,492,349
Other assets less liabilities—1.1%		27,493

Net Assets—100.0%		$2,519,842

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At October 31, 2007, net unrealized depreciation was $6,405 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $41,159 and aggregate gross unrealized depreciation of $47,564.

ADELANTE SHARES RE VALUETM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—99.2%

Diversified REITs—15.1%
CapLease, Inc.	18,831	$176,258
Colonial Properties Trust	5,630	176,388
Cousins Properties, Inc.	7,241	208,468
Liberty Property Trust	4,700	176,814

Total Diversified REITs		737,928

Industrial REITs—4.6%
AMB Property Corp.	3,421	223,562

Office REITs—19.8%
HRPT Properties Trust	20,216	189,828
Kilroy Realty Corp.	3,264	212,290
Lexington Realty Trust	9,506	188,124
Mack-Cali Realty Corp.	4,832	191,299
Parkway Properties, Inc.	4,354	187,222

Total Office REITs		968,763

Residential REITs—20.5%
BRE Properties, Inc.	3,579	196,129
Equity Residential	4,742	198,121
Essex Property Trust, Inc.	1,707	210,696
Mid-America Apartment Communities, Inc.	3,800	197,600
Post Properties, Inc.	4,981	204,221

Total Residential REITs		1,006,767

Retail REITs—27.3%
Acadia Realty Trust	7,207	190,986
Alexander’s, Inc.*	511	205,397
CBL & Associates Properties, Inc.	5,622	186,144
Cedar Shopping Centers, Inc.	14,622	187,893
Equity One, Inc.	7,101	185,904
Getty Realty Corp.	7,030	199,863
Ramco-Gershenson Properties Trust	6,420	183,676

Total Retail REITs		1,339,863

Specialized REITs—11.9%
Healthcare Realty Trust, Inc.	7,337	193,990
OMEGA Healthcare Investors, Inc.	12,328	206,248
U-Store-It Trust	14,377	185,463

Total Specialized REITs		585,701

Total Investments—99.2% (Cost $4,972,972)(a)		$4,862,584
Other assets less liabilities—0.8%		37,457

Net Assets—100.0%		$4,900,041

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At October 31, 2007, net unrealized depreciation was $110,388 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $77,757 and aggregate gross unrealized depreciation of $188,145.

ADELANTE SHARES RE YIELD PLUSTM EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

October 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCK—99.1%

Diversified REITs—3.9%
PS Business Parks, Inc.	1,695	$98,819

Hotels, Resorts & Cruise Lines—3.6%
Marriott International, Inc., Class A	2,227	91,552

Industrial REITs—7.9%
First Potomac Realty Trust	4,632	96,809
ProLogis	1,400	100,436

Total Industrial REITs		197,245

Office REITs—12.6%
Alexandria Real Estate Equities, Inc.	1,040	107,266
Corporate Office Properties Trust	2,367	97,828
SL Green Realty Corp.	916	110,524

Total Office REITs		315,618

Real Estate Management & Development —12.2%
Brookfield Properties Corp. (Canada)	4,122	102,926
Forest City Enterprises, Inc., Class A	1,836	104,505
MI Developments, Inc., Class A (Canada)	3,057	98,038

Total Real Estate Management & Development		305,469

Retail REITs—35.1%
Acadia Realty Trust	3,617	95,851
CBL & Associates Properties, Inc.	2,821	93,403
Developers Diversified Realty Corp.	1,800	90,720
General Growth Properties, Inc.	1,913	103,990
Kimco Realty Corp.	2,173	90,223
Realty Income Corp.	3,500	103,390
Simon Property Group, Inc.	996	103,694
Taubman Centers, Inc.	1,822	107,260
Weingarten Realty Investors	2,402	91,901

Total Retail REITs		880,432

Specialized REITs—23.8%
Entertainment Properties Trust	1,885	103,430
FelCor Lodging Trust, Inc.	4,723	98,900
LTC Properties, Inc.	3,958	100,296
National Health Investors, Inc.	3,040	89,042
Rayonier, Inc.	2,145	103,581
Ventas, Inc.	2,374	101,821

Total Specialized REITs		597,070

Total Investments—99.1% (Cost $2,488,270)(a)		$2,486,205
Other assets less liabilities—0.9%		22,082

Net Assets—100.0%		$2,508,287

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At October 31, 2007, net unrealized depreciation was $2,065 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $53,056 and aggregate gross unrealized depreciation of $55,121.

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Realty Funds, Inc.

By:	/s/ Anthony F. Dudzinski
Anthony F. Dudzinski
President

Date:	December 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony F. Dudzinski
Anthony F. Dudzinski
President

Date:	December 6, 2007

By:	/s/ James McCluskey
James McCluskey
Chief Financial Officer, Secretary and Treasurer

Date:	December 6, 2007